Long-term investments	12 Months Ended
Dec. 31, 2021
Long-term Investments
Long-term investments

7.    Long-term investments

As of December 31, 2020 and 2021, the Company’s long-term investments consist of cost method investments, which are investments in an investee over which the Company does not have control or significant influence and for which there is no readily determinable fair value.

During the years ended December 31, 2019, 2020 and 2021, the Company recorded impairment for long-term investments of nil, nil and RMB241(US$38) in the consolidated statements of comprehensive income (loss), respectively.